Consolidated Statements of Changes in Shareholders' Equity - BRL (R$) R$ in Millions	Share Capital	Capital Reserves: Other Reserves	Capital Reserves: Stock Options	Earnings Reserves: Legal	Earnings Reserves: Expansion	Earnings Reserves: Treasury Shares	Earnings Reserves: Retained Earnings	Appropriated Earnings	Other Comprehensive Income (Loss)	Controlling Shareholders	Non-controlling Interest	Total
Beginning balance at Dec. 31, 2014	R$ 6,792	R$ 7	R$ 275	R$ 413	R$ 1,809	R$ (7)	R$ 1,187	R$ 0	R$ 1	R$ 10,477	R$ 3,717	R$ 14,194
Other comprehensive income
Net income (loss) for the year								265		265	(541)	(276)
Foreign currency translation									(86)	(86)	(133)	(219)
Investment hedge									(1)	(1)		(1)
Other									(1)	(1)	(1)	(2)
Comprehensive income (loss) for the year								265	(88)	177	(675)	498
Capital increase	14									14		14
Share-based expenses			11							11		11
Share-based expenses - subsidiaries			9							9	5	14
Transfer to appropriation of income to expansion reserve					815		(815)					0
Appropriation of income to legal reserve				13				(13)				0
Proposed dividends - additional								(115)		(115)		(115)
Transfer to earnings reserve							137	(137)				0
Transactions with non-controlling interest							(60)			(60)	(30)	(90)
Settlement of equity instruments							(150)			(150)		(150)
Put option - CD Colombia							(9)			(9)	(19)	(28)
Ending balance at Dec. 31, 2015	6,806	7	295	426	2,624	(7)	290	0	(87)	10,354	2,998	13,352
Beginning balance at Dec. 31, 2015	6,806	7	295	426	2,624	(7)	290	0	(87)	10,354	2,998	13,352
Other comprehensive income
Net income (loss) for the year								(482)		(482)	(594)	(1,076)
Foreign currency translation									88	88	146	234
Investment hedge												0
Other									(1)	(1)	(2)	(3)
Comprehensive income (loss) for the year								(482)	87	(395)	(450)	(845)
Capital increase	5									5		5
Share-based expenses			21							21		21
Share-based expenses - subsidiaries			8							8	5	13
Transfer to appropriation of income to expansion reserve					119		(119)					0
Proposed dividends - additional							(4)			(4)		(4)
Transactions with non-controlling interest							(138)			(138)	165	27
Put option - CD Colombia							9			9	19	28
Absorption of losses					(444)		(38)	482				0
Ending balance at Dec. 31, 2016	6,811	7	324	426	2,299	(7)	0	0	0	9,860	2,737	12,597
Other comprehensive income
Net income (loss) for the year								619		619	246	865
Foreign currency translation									(17)	(17)		(17)
Investment hedge												0
Other									(1)	(1)		(1)
Comprehensive income (loss) for the year								619	(18)	601	246	847
Capital increase	11									11		11
Share-based expenses			16							16		16
Share-based expenses - subsidiaries			8							8	3	11
Transfer to appropriation of income to expansion reserve					429			(429)
Appropriation of income to legal reserve				31				(31)
Proposed dividends - additional								(78)		(78)	(9)	(87)
Transactions with non-controlling interest							(2)			(2)		(2)
Interest on own capital								(81)		(81)	(20)	(101)
Gain (loss) equity interest							(2)			(2)	2
Ending balance at Dec. 31, 2017	R$ 6,822	R$ 7	R$ 348	R$ 457	R$ 2,728	R$ (7)	R$ (4)	R$ 0	R$ (18)	R$ 10,333	R$ 2,959	R$ 13,292